Other Expenses (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other expenses details
Provision for loss on finance and sales-type leases				$ 23,088
Other expenses	7,368	4,700	51,270	89,732	157,003
Asset Value Guarantees
Other expenses details
Number of reserves for guarantee obligations	2		3	2
Other expenses
Other expenses details
Lease charges			1,350	(3,062)	91,216
Effect of derivatives			654	9,808	47,787
Provision for loss on asset value guarantees			31,266
Charges relating to three notes receivable				21,898
Provision for loss on finance and sales-type leases				23,088
Flight equipment rent			18,000	18,000	18,000
Aircraft engine order cancellation				$ 20,000